PAGE 1
                            SECURITIES AND EXCHANGE COMMISSION

                                  Washington, D.C.  20549

                                         Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____

Post-Effective Amendment No.  34   (File No. 2-63552)           X

                                          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  35  (File No. 811-2901)                          X


IDS HIGH YIELD TAX-EXEMPT FUND, INC.
IDS Tower 10, Minneapolis, MN  55440

Leslie L. Ogg
901 S. Marquette Avenue, Suite 2810
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
      immediately upon filing pursuant to paragraph (b)
  X   on January 29, 1997 pursuant to paragraph (b) of rule 485
      60 days after filing pursuant to paragraph (a)(i) on (date) pursuant to paragraph (a)(i) of rule 485
      75 days after filing pursuant to paragraph (a)(ii) on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

      This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940. Registrant filed its 24f-2 Notice for the fiscal period ended November 30, 1996, on or about January 30, 1997. This Post-Effective Amendment includes a signature page for Tax-Free Income Trust, the master fund.

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Cross reference sheet showing the location in its prospectus and the Statement of Additional Information of the information called for by the items enumerated in Parts A and B of Form N-1A.

Negative answers omitted from prospectus are so indicated.

          PART A - PROSPECTUS

                  Section
  Item No.        in Prospectus
     1            Cover page of prospectus

     2(a)         Sales charge and Fund expenses
      (b)         The Fund in brief
      (c)         The Fund in brief

     3(a)         Financial highlights
      (b)         NA
      (c)         Performance
      (d)         Financial highlights

     4(a)         The Fund in brief; Investment policies and
                    risks; How the Fund and Portfolio are organized
      (b)         Investment policies and risks
      (c)         Investment policies and risks

     5(a)         Board members and officers; Board members and
                    officers of the Fund (listing)
      (b)(i)      Investment manager;
                  About American Express Financial
                    Corporation -- General Information
      (b)(ii)     Investment manager
      (b)(iii)    Investment manager
      (c)         Portfolio manager
      (d)         Administrator and transfer agent
      (e)         Administrator and transfer agent
      (f)         Distributor
      (g)         Investment manager;
                    About American Express Financial
                    Corporation -- General Information

    5A(a)         *
      (b)         *

     6(a)         Shares; Voting rights
      (b)         NA
      (c)         NA
      (d)         Voting rights
      (e)         Cover page; Special shareholder services
      (f)         Dividends and capital gains distributions;
                    Reinvestments
      (g)         Taxes
      (h)         Alternative sales arrangements; Special
                  considerations regarding master/feeder
                  structure

     7(a)         Distributor
      (b)         Valuing Fund shares
      (c)         How to purchase, exchange or redeem shares
      (d)         How to purchase shares
      (e)         NA
      (f)         Distributor

     8(a)         How to redeem shares
      (b)         NA
      (c)         How to purchase shares:  Three ways to invest
      (d)         How to purchase, exchange or redeem shares:
                  Redemption policies -- "Important..."

     9            None

*Designates information is located in annual report.
**Designates location in prospectus.
PAGE 3
                 PART B

                  Section in
  Item No.        Statement of Additional Information
     10           Cover page of SAI

     11           Table of Contents

     12           NA

     13(a)        Additional Investment Policies; all
                    appendices except Dollar-Cost Averaging
       (b)        Additional Investment Policies
       (c)        Additional Investment Policies
       (d)        Security Transactions

     14(a)        Board members and officers of the Fund;**
                    Board members and officers
       (b)        Board members and Officers
       (c)        Board members and Officers

     15(a)        NA
       (b)        NA
       (c)        Board members and Officers

     16(a)(i)     How the Fund and Portfolio are organized; About American
                    Express Financial Corporation**
       (a)(ii)    Agreements: Investment Management Services
                     Agreement, Plan and Supplemental
                     Agreement of Distribution
       (a)(iii)   Agreements: Investment Management Services Agreement
       (b)        Agreements: Investment Management Services Agreement
       (c)        NA
       (d)        Agreements: Administrative Services
                     Agreement, Shareholder Service Agreement
       (e)        NA
       (f)        Agreements: Distribution Agreement
       (g)        NA
       (h)        Custodian; Independent Auditors
       (i)        Agreements:  Transfer Agency Agreement; Custodian

     17(a)        Security Transactions
       (b)        Brokerage Commissions Paid to Brokers Affiliated
                    with American Express Financial Corporation
       (c)        Security Transactions
       (d)        Security Transactions
       (e)        Security Transactions

     18(a)        Shares; Voting rights**
       (b)        NA

     19(a)        Investing in the Fund
       (b)        Valuing Fund Shares; Investing in the Fund
       (c)        NA

     20           Taxes

     21(a)        Agreements: Distribution Agreement
       (b)        Agreements: Distribution Agreement
       (c)        NA

     22(a)        Performance Information (for money market
                    funds only)
       (b)        Performance Information (for all funds except
                    money market funds)

     23           Financial Statements
/TABLE

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IDS High Yield Tax-Exempt Fund

Prospectus
Jan. 29, 1997

The goal of IDS High Yield Tax-Exempt Fund, Inc. is to provide high yield generally exempt from federal income taxes.

The Fund seeks to achieve its goal by investing all of its assets in Tax-Free High Yield Portfolio of Tax-Free Income Trust. The Portfolio is a separate investment company managed by American Express Financial Corporation that has the same goal as the Fund. This arrangement is commonly known as a master/feeder structure.

This prospectus contains facts that can help you decide if the Fund is the right investment for you. Read it before you invest and keep it for future reference.

Additional facts about the Fund are in a Statement of Additional Information (SAI), filed with the Securities and Exchange Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site (http://www.sec.gov). The SAI is incorporated here by reference. For a free copy, contact American Express Shareholder Service.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please note that the fund:

o  is not a bank deposit
o  is not federally insured
o  is not endorsed by any bank or government agency
o  is not guaranteed to achieve its goal

American Express Shareholder Service
P.O. Box 534
Minneapolis, MN
55440-0534
612-671-3733
TTY:  800-846-4852

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Table of contents

The Fund in brief
        Goal
        Investment policies and risks
        Structure of the Fund
        Manager and distributor
        Portfolio manager
        Alternative purchase arrangements

Sales charge and Fund expenses

Performance
        Financial highlights
        Total returns
        Yield

Investment policies and risks
        Facts about investments and their risks
        Valuing Fund shares

How to purchase, exchange or redeem shares
        Alternative purchase arrangements
        How to purchase shares
        How to exchange shares
        How to redeem shares
        Reductions and waivers of the sales charge

Special shareholder services
        Services
        Quick telephone reference

Distributions and taxes
        Dividend and capital gain distributions
        Reinvestments
        Taxes
        How to determine the correct TIN

How the Fund and Portfolio are organized
        Shares
        Voting rights
        Shareholder meetings
        Special considerations regarding master/feeder structure
        Board members and officers
        Investment manager
        Administrator and transfer agent
        Distributor

About American Express Financial Corporation
        General information

PAGE 6
Appendices
        Description of bond ratings

        Tax-exempt vs. taxable income

        Descriptions of derivative instruments

PAGE 7
The Fund in brief

Goal

IDS High Yield Tax-Exempt Fund (the Fund) seeks to provide shareholders with a high yield generally exempt from federal income taxes. It does so by investing all of its assets in Tax-Free High Yield Portfolio (the Portfolio) of Tax-Free Income Trust (the Trust). Both the Fund and the Portfolio are diversified investment companies that have the same goal.

Because any investment involves risk, achieving this goal cannot be guaranteed. The goal can be changed only by holders of a majority of outstanding securities.

The Fund may withdraw its assets from the Portfolio at any time if the board determines that it is in the best interests of the Fund to do so. In that event, the Fund would consider what action should be taken, including whether to retain an investment advisor to manage the Fund's assets directly or to reinvest all of the Fund's assets in another pooled investment entity.

Investment policies and risks

Both the Fund and Portfolio have the same investment policies. Accordingly, the Portfolio usually invests in medium- and lower-quality bonds and notes issued by or on behalf of state and local governmental units whose interest generally is exempt from federal income tax. The Portfolio also may invest in derivative instruments and money market instruments. Some of the Portfolio's investments may be considered speculative and involve additional investment risks. For further information, refer to the later section in the prospectus titled "Investment policies and risks."

Structure of the Fund

This Fund uses what is commonly known as a master/feeder structure. This means that it is a feeder fund that invests all of its assets in the Portfolio which is its master fund. The Portfolio actually invests in and manages the securities and has the same goal and investment policies as the Fund. This structure is described in more detail in the section captioned "Special considerations regarding master/feeder structure." Here is an illustration of the structure:

                                       Investors buy
                                    shares in the Fund

                                     The Fund invests
                                     in the Portfolio

                                   The Portfolio invests
                                    in securities, such
                                    as stocks or bonds

PAGE 8
Manager and distributor

The Portfolio is managed by American Express Financial Corporation
(AEFC), a provider of financial services since 1894. AEFC currently manages more than $58 billion in assets for the IDS MUTUAL FUND GROUP. Shares of the Fund are sold through American Express Financial Advisors Inc., a wholly-owned subsidiary of AEFC.

Portfolio manager

Kurt Larson joined AEFC in 1961 and serves as vice president and senior portfolio manager. He has managed the assets of the Fund since 1979 and serves as portfolio manager of the Portfolio.

Alternative purchase arrangements

The Fund offers its shares in three classes. Class A shares are subject to a sales charge at the time of purchase. Class B shares are subject to a contingent deferred sales charge (CDSC) on redemptions made within six years of purchase and an annual distribution (12b-1) fee. Class Y shares are sold without a sales charge to qualifying institutional investors.

Sales charge and Fund expenses

Shareholder transaction expenses are incurred directly by an investor on the purchase or redemption of Fund shares. Fund operating expenses are paid out of Fund assets for each class of shares and include expenses charged by both the Fund and the Portfolio. Operating expenses are reflected in the Fund's daily share price and dividends, and are not charged directly to shareholder accounts.

Shareholder transaction expenses
                                       Class A   Class B   Class Y
Maximum sales charge on purchases*
(as a percentage of offering price).......5%        0%        0%
Maximum deferred sales charge
imposed on redemptions (as a
percentage of original purchase price)....0%        5%        0%

Annual Fund and allocated Portfolio operating expenses
(as a percentage of average daily net assets):

                                       Class A   Class B   Class Y
Management fee**                        0.44%     0.44%     0.44%
12b-1 fee                               0.00%     0.75%     0.00%
Other expenses***                       0.26%     0.27%     0.09%
Total****                               0.70%     1.46%     0.53%

*This charge may be reduced depending on your total investments in IDS funds. See "Reductions of the sales charge."
**The management fee is paid by the Trust on behalf of the Portfolio.

PAGE 9
***Other expenses include an administrative services fee, a shareholder services fee for Class A and Class B, a transfer agency fee and other non-advisory expenses.
****The Fund changed to a master/feeder structure on May 13, 1996. The board considered whether the aggregate expenses of the Fund and the Portfolio would be more or less than if the Fund invested directly in the type of securities being held by the Portfolio. AEFC has agreed to pay the small additional costs required to use a master/feeder structure to manage the investment portfolio during the first year of its operation and half of such costs in the second year, approximately $11,700 in year one and $5,300 in year two. These additional costs may be more than offset in subsequent years if the assets being managed increase.

Example: Suppose for each year for the next 10 years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay total expenses of:

                    1 year       3 years      5 years   10 years
Class A             $ 57         $ 71         $ 87      $133
Class B             $ 65         $ 86         $100      $154**
Class B*            $ 15         $ 46         $ 80      $154**
Class Y             $  5         $ 17         $ 30      $ 67

*Assuming Class B shares are not redeemed at the end of the period. **Based on conversion of Class B shares to Class A shares after eight years.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown. Because Class B pays annual distribution (12b-1) fees, long-term shareholders of Class B may indirectly pay an equivalent of more than a 6.25% sales charge, the maximum permitted by the National Association of Securities Dealers.

Performance

Financial highlights

                 Fiscal period ended Nov. 30,
                 Per share income and capital changes*
                                                                               Class A
                           1996      1995      1994      1993      1992      1991**    1990      1989      1988      1987
Net asset value,          $4.66     $4.18     $4.76     $4.65     $4.55     $4.44     $4.57     $4.42     $4.34     $4.69
beginning of period

                 Income from investment operations:
Net investment income       .27       .28       .30       .30       .31       .30       .34       .34       .34       .35

Net gains(losses)          (.10)      .48      (.56)      .13       .12       .11      (.12)      .15       .08      (.34)
 (both realized
and unrealized)

PAGE 10
Total from investment       .17       .76      (.26)      .43       .43       .41       .22       .49       .42       .01
operations

                 Less distributions:
Dividends from net         (.27)     (.28)     (.30)     (.30)     (.32)     (.30)     (.34)     (.34)     (.34)     (.35)
investment income

Distributions from           --        --      (.02)     (.02)     (.01)       --      (.01)       --        --      (.01)
realized gains

Total distributions        (.27)     (.28)     (.32)     (.32)     (.33)     (.30)     (.35)     (.34)     (.34)     (.36)

Net asset value,          $4.56     $4.66     $4.18     $4.76     $4.65     $4.55     $4.44     $4.57     $4.42     $4.34
end of period

                 Ratios/supplemental data
                                                                               Class A
                           1996      1995      1994      1993      1992      1991**    1990      1989      1988      1987

Net assets, end of       $6,001     $6,316    $5,769    $6,733    $6,036    $5,291    $4,750    $4,594    $4,070    $3,740
period (in millions)

Ratio of expenses to        .70%       .68%      .59%      .61%      .62%      .60%+    0.60%     0.60%     0.59%     0.60%
average daily net assets++

Ratio of net income        6.02%      6.31%     6.50%     6.32%     6.86%     7.26%+    7.62%     7.50%     7.66%     7.80%
to average
daily net assets

Portfolio turnover rate       9%        14%       17%       10%       12%       10%       22%        7%       13%       15%
(excluding short-term
securities) for the
underlying Portfolio

Total return***             4.0%      18.6%     (5.8%)     9.6%      9.7%     10.1%+     5.5%     11.7%     11.2%     (1.8%)

  * For a share outstanding throughout the period.  Rounded to the nearest cent.
 ** The Fund's fiscal year-ended was changed from Dec. 31 to Nov. 30, effective 1991.
*** Total return does not reflect payment of a sales charge.
  + Adjusted to an annual basis.
 ++ Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.


                 Fiscal period ended Nov. 30,
                 Per share income and capital changes*

                                     Class B                                  Class Y
                                    1996         1995**                      1996           1995**
Net asset value,                   $4.66        $4.46                       $4.66          $4.46
beginning of period

                 Income from investment operations:
Net investment income                .24          .19                         .28            .22

Net gains (losses)                  (.10)         .20                        (.10)           .20
(both realized
and unrealized)

Total from investment                .14          .39                         .18            .42
operations

                 Less distributions:
Dividends from net
investment income                   (.24)        (.19)                       (.28)          (.22)

Net asset value,                   $4.56        $4.66                       $4.56          $4.66
end of period

PAGE 11
                 Ratios/supplemental data
                                  Class B                                  Class Y
                                    1996         1995**                      1996           1995**

Net assets, end of                 $138          $71                          $21            $25
period (in millions)

Ratio of expenses to               1.46%        1.48%+                       .53%           .54%+
average daily net assets++

Ratio of net income                5.29%        5.36%+                      6.15%          6.32%+
to average
daily net assets

Portfolio turnover rate               9%          14%                          9%            14%
(excluding short-term
securities) for the
underlying Portfolio

Total return***                     3.2%         8.9%                        4.2%           9.5%

  * For a share outstanding throughout the period.  Rounded to the nearest cent.
 ** Inception date was March 20, 1995 for Class B and Class Y.
*** Total return does not reflect payment of a sales charge.
  + Adjusted to an annual basis.
 ++ Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

The information in these tables has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

Total returns

Total return is the sum of all of your returns for a given period, assuming you reinvest all distributions. It is calculated by taking the total value of shares you own at the end of the period (including shares acquired by reinvestment), less the price of shares you purchased at the beginning of the period.

Average annual total return is the annually compounded rate of return over a given time period (usually two or more years). It is the total return for the period converted to an equivalent annual figure.

Average annual total returns as of Nov. 30, 1996

Purchase         1 year    Since        5 years    10 years
made             ago       inception*   ago        ago
IDS High Yield Tax-Exempt:
  Class A        -1.18%       -- %       +5.82%      +6.52%
  Class B        -0.78%     +4.84%         -- %        -- %
  Class Y        +4.21%     +8.03%         -- %        -- %

Lehman Brothers
Municipal Bond
Index            +3.95%     +7.57%**     +7.44%      +7.52%

*Inception date was March 20, 1995.
**Measurement period started April 1, 1995.
PAGE 12
Cumulative total returns as of Nov. 30, 1996

Purchase         1 year    Since        5 years    10 years
made             ago       inception*   ago        ago
IDS High Yield Tax-Exempt:
  Class A        -1.18%        -- %     +32.74%      +88.18%
  Class B        -0.78%      +8.40%        -- %         -- %
  Class Y        +4.21%     +14.11%        -- %         -- %

Lehman Brothers
Municipal Bond
Index            +3.95%     +12.96%**   +43.15%     +106.56%

*Inception date was March 20, 1995.
**Measurement period started April 1, 1995.

These examples show total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to those of a popular index for the same periods. The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees. March 20, 1995 was the inception date for Class B and Class Y. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges although not for other differences in expenses.

For purposes of calculation, information about the Fund assumes:
o       a sales charge of 5% for Class A shares
o redemption at the end of the period and deduction of the applicable contingent deferred sales charge for Class B shares
o       no sales charge for Class Y shares
o no adjustments for taxes an investor may have paid on the reinvested income and capital gains
o       a period of widely fluctuating securities prices.

Returns shown should not be considered a representation of the Fund's future performance.

Lehman Brothers Municipal Bond Index is an unmanaged index made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. However, the securities used to create the index may not be representative of the bonds held in the Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

PAGE 13
Yield

Yield is the net investment income earned per share for a specified time period, divided by the offering price at the end of the period. The Fund's SEC standardized yield for the 30-day period ended Nov. 29, 1996, was 5.04% for Class A, 4.56% for Class B and
5.49% for Class Y. The Fund calculates this 30-day SEC standardized yield by dividing:

o net investment income per share deemed earned during a 30-day period by

o the public offering price per share on the last day of the period, and

o       converting the result to a yearly equivalent figure.

The Fund also may calculate a tax equivalent yield by dividing the tax-exempt portion of its yield by one minus a stated income tax rate. A tax equivalent yield demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a fund that invests in exempt obligations.

These yield calculations do not include any contingent deferred sales charge, ranging from 5% to 0% on Class B shares, which would reduce the yields quoted.

The Fund's yield varies from day to day, mainly because share values and offering prices (which are calculated daily) vary in response to changes in interest rates. Net investment income normally changes much less in the short run. Thus, when interest rates rise and share values fall, yield tends to rise. When interest rates fall, yield tends to follow.

Past yields should not be considered an indicator of future yields.

Investment policies and risks

The policies described below apply both to the Fund and the Portfolio. Under normal market conditions, the Portfolio will invest at least 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest is exempt from federal income tax (according to the opinion of counsel for the issuer) and is not subject to the alternative minimum tax. This policy cannot be changed without approval of a majority of outstanding voting securities. Other investments include derivative instruments, money market instruments and bonds subject to the alternative minimum tax computation.

The various types of investments the portfolio manager uses to achieve investment performance are described in more detail in the next section and in the SAI.

PAGE 14
Facts about investments and their risks

The Fund is designed for long term investors who want to pursue higher income than high-quality municipal obligations generally provide and who are willing to accept the risk of principal fluctuation associated with medium and lower quality debt obligations.

Bonds and notes: The Portfolio usually invests in medium- and lower-quality notes rated A, BBB or BB by Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Services, Inc., or in securities the portfolio manager believes have similar qualities even though they are not rated or have been given a lower rating by a rating agency. The Portfolio invests in higher-quality bonds and notes when the difference in yield between higher- and lower-quality securities does not warrant the increase in risk or there is not an adequate supply of lower-quality securities. Securities that are subsequently downgraded in quality may continue to be held by the Portfolio and will be sold only when the investment manager believes it is advantageous to do so.

The price of bonds generally falls as interest rates increase, and rises as interest rates decrease. The price of bonds or notes also fluctuates if the credit rating is upgraded or downgraded. The price of bonds or notes below investment grade may react more to the ability of the issuing company to pay interest or principal when due than to changes in interest rates. They have greater price fluctuations, are more likely to experience a default, and sometimes are referred to as junk bonds. Reduced market liquidity for these bonds may occasionally make it more difficult to value them.

                         Bond ratings and holdings for fiscal 1996

              S&P Rating                                     Percent of
              (or Moody's         Protection of              net assets in
Percent of    or Fitch's          principal and              unrated securities
net assets    equivalent)         interest                   assessed by AEFC
  21.47%      AAA                 Highest quality                4.26%
   6.08       AA                  High quality                     --
  18.57       A                   Upper medium grade             0.24
  25.46       BBB                 Medium grade                   1.95
   4.11       BB                  Moderately speculative         8.54
   0.85       B                   Speculative                    3.87
     --       CCC                 Highly speculative             0.89
     --       CC                  Poor quality                     --
     --       C                   Lowest quality                   --
     --       D                   In default                     0.31
  20.39       Unrated             Unrated securities             0.33

(See the Appendix to this prospectus describing bond ratings for further information.)

PAGE 15
Bonds sold at a deep discount: Some bonds are sold at deep discounts because they do not pay interest until maturity. They include zero coupon bonds and PIK (pay-in-kind) bonds. To comply with tax laws, the Portfolio has to recognize a computed amount of interest income and pay dividends to shareholders even though no cash has been received. In some instances, the Portfolio may have to sell securities to have sufficient cash to pay the dividends.

Concentration: The Portfolio may invest more than 25% of its total assets in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state. As the similarity in issuers increases, the potential for fluctuation in the net asset value of the Portfolio's shares also increases.

Derivative instruments: The portfolio manager may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies, or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow the portfolio manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties and inability to close such instruments. The Portfolio will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. The Portfolio will designate cash or appropriate liquid assets to cover its portfolio obligations. The use of derivative instruments may produce taxable income. No more than 5% of the Portfolio's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. This does not, however, limit the portion of the Portfolio's assets at risk to 5%. The Portfolio is not limited as to the percentage of its assets that may be invested in permissible investments, including derivatives, except as otherwise explicitly provided in this prospectus or the SAI. For descriptions of these and other types of derivative instruments, see the Appendix to this prospectus, and the SAI.

PAGE 16
Securities and other instruments that are illiquid: A security or other instrument is illiquid if it cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. Securities and instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. The portfolio manager will follow guidelines established by the board and consider relevant factors such as the nature of the security and the number of likely buyers when determining whether a security is illiquid. No more than 10% of the Portfolio's net assets will be held in securities and other instruments that are illiquid.

Money market instruments: Short-term tax-exempt debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Under extraordinary conditions where, in the opinion of the portfolio manager, appropriate short-term tax-exempt securities are not available, the Portfolio is authorized to make certain taxable investments as described in the SAI.

The investment policies described above may be changed by the boards.

Lending portfolio securities: The Portfolio may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of the Portfolio's net assets.

Valuing Fund shares

The public offering price is the net asset value (NAV) adjusted for the sales charge for Class A. It is the NAV for Class B and Class Y.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open). NAV generally declines as interest rates increase and rises as interest rates decline.

To establish the net assets, all securities held by the Portfolio are valued as of the close of each business day. In valuing assets:

o Securities (except bonds) and assets with available market values are valued on that basis.

PAGE 17
o Securities maturing in 60 days or less are valued at amortized cost.

o Bonds and assets without readily available market values are valued according to methods selected in good faith by the board.

How to purchase, exchange or redeem shares

Alternative purchase arrangements

The Fund offers three different classes of shares - Class A, Class B and Class Y. The primary differences among the classes are in the sales charge structures and in their ongoing expenses. These differences are summarized in the table below. You may choose the class that best suits your circumstances and objectives.

              Sales charge and
              distribution
              (12b-1) fee                 Service fee          Other information
Class A       Maximum initial             0.175% of average    Initial sales charge
              sales charge of             daily net assets     waived or reduced
              5%; no 12b-1 fee                                 for certain purchases

Class B       No initial sales            0.175% of average    Shares convert to
              charge; maximum CDSC        daily net assets     Class A after eight
              of 5% declines to 0%                             years; CDSC waived in
              after six years; 12b-1                           certain circumstances
              fee of 0.75% of average
              daily net assets

Class Y       None                        None                 Available only to
                                                               certain qualifying
                                                               institutional
                                                               investors

Conversion of Class B shares to Class A shares - Eight calendar years after Class B shares are purchased, Class B shares will convert to Class A shares and will no longer be subject to a distribution fee. The conversion will be on the basis of relative net asset values of the two classes, without the imposition of any sales charge. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same pro rata portion as other Class B shares.

Considerations in determining whether to purchase Class A or Class B shares - You should consider the information below in determining whether to purchase Class A or Class B shares. The distribution fee (included in "Ongoing expenses") and sales charges are structured so that you will have approximately the same total return at the end of eight years regardless of which class you chose.

PAGE 18
                          Sales charges on purchase or redemption

If you purchase Class A                   If you purchase Class B
shares                                    shares

o You will not have all                   o All of your money is
of your purchase price                    invested in shares of
invested.  Part of your                   stock.  However, you will
purchase price will go                    pay a sales charge if you
to pay the sales charge.                  redeem your shares within
You will not pay a sales                  six years of purchase.
charge when you redeem
your shares.

o You will be able to                     o No reductions of the
take advantage of                         sales charge are
reductions in the sales                   available for large
charge.                                   purchases.

If your investments in IDS funds that are subject to a sales charge total $250,000 or more, you are better off paying the reduced sales charge in Class A than paying the higher fees in Class B. If you qualify for a waiver of the sales charge, you should purchase Class A shares.

                         Ongoing expenses

If you purchase Class A                   If you purchase Class B
shares                                    shares

o Your shares will have                   o The distribution and
a lower expense ratio                      transfer agency fees for
than Class B shares                        Class B will cause your
because Class A does not                   shares to have a higher
pay a distribution fee                     expense ratio and to pay
and the transfer agency                    lower dividends than
fee for Class A is lower                   Class A shares.  After
than the fee for Class B.                  eight years, Class B
As a result, Class A shares                shares will convert to
will pay higher dividends                  Class A shares and you
than Class B shares.                       will no longer be
                                           subject to higher fees.

You should consider how long you plan to hold your shares and whether the accumulated higher fees and CDSC on Class B shares prior to conversion would be less than the initial sales charge on Class A shares. Also consider to what extent the difference would be offset by the lower expenses on Class A shares. To help you in this analysis, the example in the "Sales charge and Fund expenses" section of the prospectus illustrates the charges applicable to each class of shares.

PAGE 19
Class Y shares - Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to either a service fee or a distribution fee. The following investors are eligible to purchase Class Y shares:

        o Qualified employee benefit plans* if the plan:
          - uses a daily transfer recordkeeping service offering participants daily access to IDS funds and has
          - at least $10 million in plan assets or
          - 500 or more participants; or
          - does not use daily transfer recordkeeping and has
          - at least $3 million invested in funds of the IDS MUTUAL
            FUND GROUP or
          - 500 or more participants.

        o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These must have at least $10 million invested in funds of the IDS MUTUAL FUND GROUP.

        o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

* Eligibility must be determined in advance by American Express
Financial Advisors.  To do so, contact your financial advisor.

How to purchase shares

If you're investing in this Fund for the first time, you'll need to set up an account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

Important: When opening an account, you must provide AEFC with your correct Taxpayer Identification Number (Social Security or
Employer Identification number).  See "Distributions and taxes."

When you purchase shares for a new or existing account, the price you pay per share is determined at the close of business on the day your investment is received and accepted at the Minneapolis headquarters.

Purchase policies:

o Investments must be received and accepted in the Minneapolis headquarters on a business day before 3 p.m. Central time to be included in your account that day and to receive that day's share price. Otherwise, your purchase will be processed the next business day and you will pay the next day's share price.

o The minimums allowed for investment may change from time to time.

PAGE 20
o Wire orders can be accepted only on days when your bank, AEFC, the Fund and Norwest Bank Minneapolis are open for business.

o Wire purchases are completed when wired payment is received and the Fund accepts the purchase.

o AEFC and the Fund are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.

o       You must pay any fee the bank charges for wiring.

o The Fund reserves the right to reject any application for any reason.

o If your application does not specify which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

                                   Three ways to invest
1
By regular account      Send your check and application                 Minimum amounts
                        (or your name and account number                Initial investment: $2,000
                        if you have an established account) to:         Additional investments: $ 100

                        American Express Financial Advisors Inc.        Account balances:   $  300*
                        P.O. Box 74
                        Minneapolis, MN  55440-0074

                        Your financial advisor will help
                        you with this process.

2
By scheduled            Contact your financial advisor                  Minimum amounts
investment plan to set up one of the following                  Initial investment: $100
                        scheduled plans:                                        Additional
                                                                                investments:        $100/mo.
                        o  automatic payroll deduction                  Account balances:   none
                                                                                (on active plans of
                        o  bank authorization                           monthly payments)

                        o  direct deposit of
                           Social Security check

                        o  other plan approved by the Fund

3
By wire         If you have an established account,             If this information is not
                        you may wire money to:                          included, the order may be
                                                                                rejected and all money
                        Norwest Bank Minneapolis                        received by the Fund, less
                        Routing No. 091000019                           any costs the Fund or AEFC
                        Minneapolis, MN                                 incurs, will be returned
                        Attn:   Domestic Wire Dept.                             promptly.

                        Give these instructions:                        Minimum amounts
                        Credit IDS Account #00-30-015                   Each wire investment: $1,000
                        for personal account # (your
                        account number) for (your name).

*If your account balance falls below $300, you will be asked in writing to bring it up to $300 or establish a scheduled investment plan.  If you don't do so within 30 days, your shares can be redeemed and the proceeds mailed to you.
/TABLE

PAGE 21
How to exchange shares

You can exchange your shares of the Fund at no charge for shares of the same class of any other publicly offered fund in the IDS MUTUAL FUND GROUP available in your state. Exchanges into IDS Tax-Free Money Fund must be made from Class A shares. For complete information, including fees and expenses, read the prospectus carefully before exchanging into a new fund.

If your exchange request arrives at the Minneapolis headquarters before the close of business, your shares will be redeemed at the net asset value set for that day. The proceeds will be used to purchase new fund shares the same day. Otherwise, your exchange will take place the next business day at that day's net asset value.

For tax purposes, an exchange represents a redemption and purchase and may result in a gain or loss. However, you cannot create a tax loss (or reduce a taxable gain) by exchanging from the Fund within 91 days of your purchase. For further explanation, see the SAI.

How to redeem shares

You can redeem your shares at any time.  American Express
Shareholder Service will mail payment within seven days after receiving your request.

When you redeem shares, the amount you receive may be more or less than the amount you invested. Your shares will be redeemed at net asset value, minus any applicable sales charge, at the close of business on the day your request is accepted at the Minneapolis headquarters. If your request arrives after the close of business, the price per share will be the net asset value, minus any applicable sales charge, at the close of business on the next business day.

A redemption is a taxable transaction. If your proceeds from your redemption are more or less than the cost of your shares, you will have a gain or loss, which can affect your tax liability.

                  Two ways to request an exchange or redemption of shares
1
By letter                       Include in your letter:
                                o  the name of the fund(s)
                                o  the class of shares to be exchanged or redeemed
                                o  your account number(s) (for exchanges, both funds must be registered in the same ownership)
                                o  your Taxpayer Identification Number (TIN)
                                o  the dollar amount or number of shares you want to exchange or redeem
                                o  signature of all registered account owners
                                o  for redemptions, indicate how you want your money delivered to you
                                o  any paper certificates of shares you hold

PAGE 22
                                Regular mail:
                                        American Express Shareholder Service
                                        Attn:  Redemptions
                                        P.O. Box 534
                                        Minneapolis, MN  55440-0534

                                Express mail:
                                        American Express Shareholder Service
                                        Attn:  Redemptions
                                        733 Marquette Ave.
                                        Minneapolis, MN  55402

2
By phone
American Express Telephone      o  The Fund and AEFC will honor any telephone exchange or redemption request believed to be
Transaction Service:            authentic and will use reasonable procedures to confirm that they are.  This includes
800-437-3133 or                 asking identifying questions and tape recording calls.  If reasonable
612-671-3800                    procedures are not followed, the Fund or AEFC will be liable for any loss resulting from fraudulent requests.
                                o  Phone exchange and redemption privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts unless you request these privileges
                                NOT apply by writing American Express Shareholder Service.  Each registered owner must sign the request.
                                o  AEFC answers phone requests promptly, but you may experience delays when call volume is high.  If you are unable to get through, use mail procedure as an alternative.
                                o  Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
                                o  Phone privileges may be modified or discontinued at any time.

                                Minimum amount
                                Redemption:     $100

                                Maximum amount
                                Redemption:  $50,000

Exchange policies:

o You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

o Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is obtained from the secured party.

o AEFC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.
PAGE 23
Redemption policies:

o A "change of mind" option allows you to change your mind after requesting a redemption and to use all or part of the proceeds to purchase new shares in the same account from which you redeemed.
If you reinvest in Class A, you will purchase the new shares at net asset value rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 30 days of the date your redemption request was received. Include your account number and mention this option. This privilege may be limited or withdrawn at any time, and it may have tax consequences.

o A telephone redemption request will not be allowed within 30 days of a phoned-in address change.

Important: If you request a redemption of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before a check is mailed to you. (A check may be mailed earlier if your bank provides evidence satisfactory to the Fund and AEFC that your check has cleared.)

                   Three ways to receive payment when you redeem shares
1
By regular or express mail              o  Mailed to the address on record.
                                        o  Payable to names listed on the account.

                                           NOTE:  The express mail delivery charges
                                           you pay will vary depending on the
                                           courier you select.

2
By wire                                 o  Minimum wire redemption:  $1,000.
                                        o  Request that money be wired to your bank.
                                        o  Bank account must be in the same
                                           ownership as the IDS fund account.

                                           NOTE:  Pre-authorization required.  For
                                           instructions, contact your financial
                                           advisor or American Express Shareholder Service.

3
By scheduled payout plan                o  Minimum payment:  $50.
                                        o  Contact your financial advisor or American Express
                                           Shareholder Service to set up regular
                                           payments to you on a monthly, bimonthly,
                                           quarterly, semiannual or annual basis.

                                        o  Purchasing new shares while under a payout
                                           plan may be disadvantageous because of
                                           the sales charges.
/TABLE

PAGE 24
Reductions and waivers of the sales charge

Class A - initial sales charge alternative

On purchases of Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

Total investment         Sales charge as a
                         percent of:*

                         Public    Net
                         offering  amount
                         price     invested
Up to $50,000             5.0%       5.26%
Next $50,000              4.5        4.71
Next $400,000             3.8        3.95
Next $500,000             2.0        2.04
$1,000,000 or more        0.0        0.00

* To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, amounts for each applicable increment must be totaled. See the SAI.

Reductions of the sales charge on Class A shares

Your sales charge may be reduced, depending on the totals of:

o  the amount you are investing in this Fund now,

o  the amount of your existing investment in this Fund, if any, and

o the amount you and your primary household group are investing or have in other funds in the IDS MUTUAL FUND GROUP that carry a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.)

Other policies that affect your sales charge:

o  IDS Tax-Free Money Fund and Class A shares of IDS Cash
Management Fund do not carry sales charges. However, you may count investments in these funds if you acquired shares in them by exchanging shares from IDS funds that carry sales charges.

o Employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar entity, may be added together to reduce sales charges for all shares purchased through that plan.

PAGE 25
o If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent.

For more details, see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o Current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses and unmarried children under 21.

o Current or retired American Express financial advisors, their spouses and unmarried children under 21.

o Qualified employee benefit plans* using a daily transfer recordkeeping system offering participants daily access to IDS funds.

(Participants in certain qualified plans for which the initial sales charge is waived may be subject to a deferred sales charge of up to 4% on certain redemptions. For more information, see the SAI.)

o Shareholders who have at least $1 million invested in funds of the IDS MUTUAL FUND GROUP. If the investment is redeemed in the first year after purchase, a CDSC of 1% will be charged on the redemption.

o Purchases made within 30 days after a redemption of shares (up to the amount redeemed):

   -    of a product distributed by American Express Financial
        Advisors in a qualified plan subject to a deferred sales charge or
   - in a qualified plan where American Express Trust Company has a recordkeeping, trustee, investment management or investment servicing relationship.

Send the Fund a written request along with your payment, indicating the amount of the redemption and the date on which it occurred.

o Purchases made with dividend or capital gain distributions from the same class of another fund in the IDS MUTUAL FUND GROUP that has a sales charge.

o  Purchases made through American Express Strategic Portfolio
Service (total amount of all investments made in the Strategic
Portfolio Service must be at least $50,000).

*Eligibility must be determined in advance by American Express
Financial Advisors.  To do so, contact your financial advisor.

PAGE 26
Class B - contingent deferred sales charge alternative

Where a CDSC is imposed on a redemption, it is based on the amount of the redemption and the number of calendar years, including the year of purchase, between purchase and redemption. The following table shows the declining scale of percentages that apply to redemptions during each year after a purchase:

If a redemption is                  The percentage rate
made during the                     for the CDSC is:

First year                                5%
Second year                               4%
Third year                                4%
Fourth year                               3%
Fifth year                                2%
Sixth year                                1%
Seventh year                              0%

If the amount you are redeeming reduces the current net asset value of your investment in Class B shares below the total dollar amount of all your purchase payments during the last six years (including the year in which your redemption is made), the CDSC is based on the lower of the redeemed purchase payments or market value.

The following example illustrates how the CDSC is applied. Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividend and capital gain distributions. You could redeem any amount up to $2,000 without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you redeemed $2,500, the CDSC would apply only to the $500 that represented part of your original purchase price. The CDSC rate would be 4% because a redemption after 15 months would take place during the second year after purchase.

Because the CDSC is imposed only on redemptions that reduce the total of your purchase payments, you never have to pay a CDSC on any amount you redeem that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, when determining the rate of any CDSC, your redemption will be made from the oldest purchase payment you made. Of course, once a purchase payment is considered to have been redeemed, the next amount redeemed is the next oldest purchase payment. By redeeming the oldest purchase payments first, lower CDSCs are imposed than would otherwise be the case.

PAGE 27
Waivers of the contingent deferred sales charge

The CDSC on Class B shares will be waived on redemptions of shares:

o In the event of the shareholder's death,
o Purchased by any board member, officer or employee of a fund or AEFC or its subsidiaries,
o Held in a trusteed employee benefit plan,
o Held in IRAs or certain qualified plans for which American Express Trust Company acts as custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

        - at least 59-1/2 years old, and
        - taking a retirement distribution (if the redemption is part of a transfer to an IRA or qualified plan in a product distributed by American Express Financial Advisors, or a custodian-to-custodian transfer to a product not distributed by American Express Financial Advisors, the CDSC will not be waived), or
        - redeeming under an approved substantially equal periodic payment arrangement.

For investors in Class A shares who have over $1 million invested in one year, the 1% CDSC on redemption of those shares will be waived in the same circumstances described for Class B.

Special shareholder services

Services

To help you track and evaluate the performance of your investments, AEFC provides these services:

Quarterly statements listing all of your holdings and transactions during the previous three months.

Yearly tax statements featuring average-cost-basis reporting of capital gains or losses if you redeem your shares along with distribution information which simplifies tax calculations.

A personalized mutual fund progress report detailing returns on your initial investment and cash-flow activity in your account. It calculates a total return to reflect your individual history in owning Fund shares. This report is available from your financial advisor.

Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements
National/Minnesota:   800-437-3133
Mpls./St. Paul area:  671-3800

PAGE 28
American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current Fund prices and performance, account values and recent account transactions
National/Minnesota:   800-272-4445
Mpls./St. Paul area:  671-1630

Distributions and taxes

As a shareholder you are entitled to your share of the Fund's net income and any net gains realized on its investments. The Fund distributes dividends and capital gain distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Dividend and capital gain distributions will have tax consequences you should know about.

Dividend and capital gain distributions

The Portfolio allocates investment income from dividends and interest and net realized capital gains or losses, if any, to the Fund. The Fund deducts direct and allocated expenses from the investment income. The Fund's net investment income is distributed to you monthly as dividends. Short-term capital gains are distributed at the end of the calendar year and are included in net investment income. Long-term capital gains are realized whenever a security held for more than one year is sold for a higher price. The Fund will offset any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed at the end of the calendar year as capital gain distributions. Before they are distributed, net long-term capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. (If your distributions are reinvested, the total value of your holdings will not change.)

Dividends for each class will be calculated at the same time, in the same manner and will be the same amount prior to deduction of expenses. Expenses attributable solely to a class of shares will be paid exclusively by that class.

PAGE 29
Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o you request the Fund in writing or by phone to pay distributions to you in cash, or

o you direct the Fund to invest your distributions in the same class of another publicly available IDS fund for which you've previously opened an account.

The reinvestment price is the net asset value at close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.)

If you choose cash distributions, you will receive only those declared after your request has been processed.

If the U.S. Postal Service cannot deliver the checks for the cash distributions, we will reinvest the checks into your account at the then-current net asset value and make future distributions in the form of additional shares.

Taxes

The Fund has received a Private Letter Ruling from the Internal
Revenue Service stating that, for purposes of the Internal Revenue Code, the Fund will be regarded as directly holding its allocable share of the income and gain realized by the Portfolio.

Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from other income earned and capital gain distributions are not exempt from federal income taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

PAGE 30
Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on borrowed money used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Buying a dividend creates a tax liability. This means buying shares shortly before a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

Your Taxpayer Identification Number (TIN) is important. As with any financial account you open, you must list your current and correct Taxpayer Identification Number (TIN) -- either your Social Security or Employer Identification number. The TIN must be certified under penalties of perjury on your application when you open an account at AEFC.

If you don't provide the TIN, or the TIN you report is incorrect, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o       a $50 penalty for each failure to supply your correct TIN
o a civil penalty of $500 if you make a false statement that results in no backup withholding
o       criminal penalties for falsifying information

You also could be subject to backup withholding because you failed to report interest or dividends on your tax return as required.

PAGE 31
How to determine the correct TIN
                                                Use the Social Security or
For this type of account:               Employer Identification number of:

Individual or joint account             The individual or individuals listed
                                        on the account

Custodian account of a minor            The minor
(Uniform Gifts/Transfers to
Minors Act)

A living trust                          The grantor-trustee (the person who
                                        puts the money into the trust)

An irrevocable trust, pension           The legal entity (not the
trust or estate                         personal representative or trustee,
                                        unless no legal entity is designated
                                        in the account title)

Sole proprietorship                     The owner

Partnership                             The partnership

Corporate                               The corporation

Association, club or                    The organization
tax-exempt organization

For details on TIN requirements, ask your financial advisor or local American Express Financial Advisors office for federal Form
W-9, "Request for Taxpayer Identification Number and
Certification."

Important: This information is a brief and selective summary of certain federal tax rules that apply to this Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

How the Fund and Portfolio are organized

Shares

The Fund is owned by its shareholders. The Fund issues shares in three classes - Class A, Class B and Class Y. Each class has different sales arrangements and bears different expenses. Each class represents interests in the assets of the Fund. Par value is one cent per share. Both full and fractional shares can be issued.

The Fund no longer issues stock certificates.

PAGE 32
Voting rights

As a shareholder, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Shares of the Fund have cumulative voting rights. Each class has exclusive voting rights with respect to the provisions of the Fund's distribution plan that pertain to a particular class and other matters for which separate class voting is appropriate under applicable law.

Shareholder meetings

The Fund does not hold annual shareholder meetings. However, the board members may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove board members.

Special considerations regarding master/feeder structure

The Fund pursues its goal by investing its assets in a master fund called the Portfolio. This means that the Fund does not invest directly in securities; rather the Portfolio invests in and manages its portfolio of securities. The Portfolio is a separate investment company but it has the same goal and investment policies as the Fund. The goal and investment policies of the Portfolio are described under the captions "Investment policies and risks" and "Facts about investments and their risks." Additional information on investment policies may be found in the SAI.

Board considerations: The board considered the advantages and disadvantages of investing the Fund's assets in the Portfolio. The board believes that the master/feeder structure can be in the best interest of the Fund and its shareholders since it offers the opportunity for economies of scale. The Fund may redeem all of its assets from the Portfolio at any time. Should the board determine that it is in the best interest of the Fund and its shareholders to terminate its investment in the Portfolio, it would consider hiring an investment advisor to manage the Fund's assets, or other appropriate options. The Fund would terminate its investments if the Portfolio changed its goals, investment policies or restrictions without the same change being approved by the Fund.

Other feeders: The Portfolio sells securities to other affiliated mutual funds and may sell securities to non-affiliated investment companies and institutional accounts (known as feeders). These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund. Information about other feeders may be obtained by calling American Express Financial Advisors at 1-800-AXP-SERV.

PAGE 33
Each feeder that invests in the Portfolio is different and activities of its investors may adversely affect all other feeders, including the Fund. For example, if one feeder decides to terminate its investment in the Portfolio, the Portfolio may elect to redeem in cash or in kind. If cash is used, the Portfolio will incur brokerage, taxes and other costs in selling securities to raise the cash. This may result in less investment diversification if entire investment positions are sold, and it also may result in less liquidity among the remaining assets. If in-kind distribution is made, a smaller pool of assets remains that may affect brokerage rates and investment options. In both cases, expenses may rise since there are fewer assets to cover the costs of managing those assets.

Shareholder meetings: Whenever the Portfolio proposes to change a fundamental investment policy or to take any other actions requiring approval of its security holders, the Fund must hold a shareholder meeting. The Fund will vote for or against the Portfolio's proposals in proportion to the vote it receives for or against the same proposals from its shareholders.

Board members and officers

Shareholders elect a board that oversees the operations of the Fund and chooses its officers. Its officers are responsible for day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. The board members serve on the boards of all 47 funds in the IDS MUTUAL FUND GROUP, except for Mr. Dudley. Mr. Dudley is a board member of all IDS funds except the nine life funds. The board members also serve as members of the board of the Trust which manages the investments of the Fund and other accounts. Should any conflict of interest arise between the interests of the shareholders of the Fund and those of the other accounts, the board will follow written procedures to address the conflict.

Board members and officers of the Fund

President and interested board member

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.

Independent board members

H. Brewster Atwater, Jr.
Former chairman and chief executive officer, General Mills, Inc.

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public
Policy Research.

PAGE 34
Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Melvin R. Laird
Senior counsellor for national and international affairs, The
Reader's Digest Association, Inc.

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.

Interested board members who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice president of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.

Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Refer to the SAI for the board members' and officers' biographies.

PAGE 35
Investment manager

The Portfolio pays AEFC for managing its assets. The Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement that became effective March 20, 1995, AEFC is paid a fee for these services based on the average daily net assets of the Portfolio, as follows:

     Assets          Annual rate
     (billions)      at each asset level

     First $1.0      0.490%
     Next   1.0      0.465
     Next   1.0      0.440
     Next   3.0      0.415
     Next   3.0      0.390
     Over   9.0      0.360

For the fiscal year ended Nov. 30, 1996, the Portfolio paid AEFC a total investment management fee of 0.44% of its average daily net assets. Under the Agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses.

Administrator and transfer agent

The Fund pays AEFC for shareholder accounting and transfer agent services under two agreements. The first agreement, the Administrative Services Agreement, has a declining annual rate beginning at 0.04% and decreasing to 0.02% as assets increase.

The second agreement, the Transfer Agency Agreement, has an annual fee per shareholder account as follows:

        o   Class A   $15.50
        o   Class B   $16.50
        o   Class Y   $15.50

Distributor

The Fund has an exclusive distribution agreement with American Express Financial Advisors, a wholly owned subsidiary of AEFC. Financial advisors representing American Express Financial Advisors provide information to investors about individual investment programs, the Fund and its operations, new account applications, and exchange and redemption requests. The cost of these services is paid partially by the Fund's sales charges.

Persons who buy Class A shares pay a sales charge at the time of purchase. Persons who buy Class B shares are subject to a contingent deferred sales charge on a redemption in the first six years and pay an asset-based sales charge (also known as a 12b-1 plan) of 0.75% of the Fund's average daily net assets. Class Y shares are sold without a sales charge and without an asset-based sales charge.

PAGE 36
Financial advisors may receive different compensation for selling Class A, Class B and Class Y shares. Portions of the sales charge also may be paid to securities dealers who have sold the Fund's shares or to banks and other financial institutions. The amounts of those payments range from 0.8% to 4% of the Fund's offering price depending on the monthly sales volume.

Under a Shareholder Service Agreement, the Fund also pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Total expenses paid by the Fund's Class A shares for the fiscal year ended Nov. 30, 1996, were 0.70% of its average daily net assets. Expenses for Class B and Class Y were 1.46% and 0.53%, respectively.

About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.

Besides managing investments for all publicly offered funds in the IDS MUTUAL FUND GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management on Nov. 30, 1996 were more than $150 billion.

American Express Financial Advisors serves individuals and businesses through its nationwide network of more than 177 offices and more than 8,340 advisors.

Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly owned subsidiary of American Express Company (American
Express), a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

The Portfolio may pay brokerage commissions to broker-dealer affiliates of AEFC.

PAGE 37
Appendix A

Description of bond ratings

Bond ratings concern the quality of the issuing state or local governmental unit. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change, which could affect its price. Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca and C. Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB, B, CCC, CC, C and D. The following is a compilation of the two agencies' rating descriptions. For further information, see the SAI.

Aaa/AAA - Judged to be of the best quality and carry the smallest degree of investment risk. Interest and principal are secure.

Aa/AA - Judged to be high-grade although margins of protection for interest and principal may not be quite as good as Aaa or AAA rated securities.

A - Considered upper-medium grade. Protection for interest and principal is deemed adequate but may be susceptible to future impairment.

Baa/BBB - Considered medium-grade obligations. Protection for interest and principal is adequate over the short-term; however, these obligations may have certain speculative characteristics.

Ba/BB - Considered to have speculative elements. The protection of interest and principal payments may be very moderate.

B - Lack characteristics of more desirable investments. There may be small assurance over any long period of time of the payment of interest and principal.

Caa/CCC - Are of poor standing. Such issues may be in default or there may be risk with respect to principal or interest.

Ca/CC - Represent obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C - Are obligations with a higher degree of speculation. These securities have major risk exposures to default.

D - Are in payment default. The D rating is used when interest payments or principal payments are not made on the due date.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Portfolio's objectives and policies. When assessing the risk involved in each non-rated security, the Portfolio will consider the financial condition of the issuer or the protection afforded by the terms of the security.

PAGE 38
Definitions of zero-coupon and pay-in-kind securities

A zero-coupon security is a security that is sold at a deep discount from its face value and makes no periodic interest payments. The buyer of such a security receives a rate of return by gradual appreciation of the security, which is redeemed at face value on the maturity date.

A pay-in-kind security is a security in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

PAGE 39
Appendix  B

1997 Federal Tax-Exempt and Taxable Equivalent Yield Calculation

These tables will help you determine your federal taxable yield equivalents for given rates of tax-exempt income.

Step 1:  Calculating your marginal tax rate.

Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjustable gross income is $175,000.

Under Taxable Income married filing jointly status, $138,000 is in the $99,600-$151,750 range. Under Adjusted Gross Income, $175,000 is in the $121,200 to $181,800 column. The Taxable Income line and Adjusted Gross Income column meet at 31.93%. This is the rate you'll use in Step 2.

                          Adjusted gross income*
_______________________________________________________________________________
Taxable income**          $0          $121,200        $181,800          Over
                          to             to              to
                      $121,200(1)       $181,800(2)       $304,300(3)      $304,300(2)
_______________________________________________________________________________
Married Filing Jointly
$      0 - $ 41,200      15.00%
  41,200 -   99,600      28.00          28.84%
  99,600 -  151,750      31.00          31.93          33.24%
 151,750 -  271,050      36.00          37.08          38.61            37.08%
 271,050 +               39.60                         42.47***         40.79
_______________________________________________________________________________
                           $0          $121,200          Over
                           to             to
                        $121,200(1)      $243,700(3)      $243,700(2)
_______________________________________________________________________________
Single

$      0 - $ 24,650      15.00%
  24,650 -   59,750      28.00
  59,750 -  124,650      31.00          32.59%
 124,650 -  271,050      36.00          37.84          37.08%
 271,050 +               39.60                         40.79
_______________________________________________________________________________
  *Gross income with certain adjustments before taking itemized deductions and personal exemptions.
 **Amount subject to federal income tax after itemized deductions and personal exemptions.
***This rate is applicable only in the limited case where your adjusted gross income is less than $304,300 and your taxable income exceeds $271,050.
(1)No Phase-out--Assumes no phase-out of itemized deductions or personal exemptions.
(2)Itemized Deductions Phase-out--Assumes a single taxpayer has one personal exemption and joint taxpayers have two personal exemptions.
(3)Itemized Deductions and Personal Exemption Phase-outs--Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions and itemized deductions continue to phase-out.
/TABLE

PAGE 40
If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

STEP 2:  Determining your federal taxable yield equivalents.

Using 31.93%, you may determine that a tax-exempt yield of 4% is equivalent to earning a taxable 5.88% yield.

            For these Tax-Exempt Rates:
______________________________________________________________________________
            3.00%   3.50%   4.00%    4.50%    5.00%    5.50%    6.00%    6.50%
______________________________________________________________________________
Marginal Tax Rates                   Equal the Taxable Rates shown below:
______________________________________________________________________________
28.84%      4.22    4.92    5.62     6.32     7.03     7.73     8.43     9.13
31.93%      4.41    5.14    5.88     6.61     7.35     8.08     8.81     9.55
32.59%      4.45    5.19    5.93     6.68     7.42     8.16     8.90     9.64
33.24%      4.49    5.24    5.99     6.74     7.49     8.24     8.99     9.74
37.08%      4.77    5.56    6.36     7.15     7.95     8.74     9.54    10.33
37.84%      4.83    5.63    6.44     7.24     8.04     8.85     9.65    10.46
38.61%      4.89    5.70    6.52     7.33     8.14     8.96     9.77    10.59
40.79%      5.07    5.91    6.76     7.60     8.44     9.29    10.13    10.98
42.47%      5.21    6.08    6.95     7.82     8.69     9.56    10.43    11.30
______________________________________________________________________________

PAGE 41
Appendix  C

Descriptions of derivative instruments

What follows are brief descriptions of derivative instruments the Portfolio may use. At various times the Portfolio may use some or all of these instruments and is not limited to these instruments. It may use other similar types of instruments if they are consistent with the Portfolio's investment goal and policies. For more information on these instruments, see the SAI.

Options and futures contracts. An option is an agreement to buy or sell an instrument at a set price during a certain period of time. A futures contract is an agreement to buy or sell an instrument for a set price on a future date. The Portfolio may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices and currency exchange rates. Options and futures may be used to hedge the Portfolio's investments against price fluctuations or to increase market exposure.

Asset-backed and mortgage-backed securities. Asset-backed securities include interests in pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases on various types of real and personal property, receivables from revolving credit (credit card) agreements or other categories of receivables. Mortgage-backed securities include collateralized mortgage obligations and stripped mortgage-backed securities. Interest and principal payments depend on payment of the underlying loans or mortgages. The value of these securities may also be affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. The non-mortgage related asset-backed securities do not have the benefit of a security interest in the related collateral. Stripped mortgage-backed securities include interest only (IO) and principal only (PO) securities. Cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments on the underlying mortgage loans or mortgage-backed securities.

Indexed securities. The value of indexed securities is linked to currencies, interest rates, commodities, indexes or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

Inverse floaters. Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters.

PAGE 42
As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters.

Structured products. Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option or a forward contract embedded in a note or any of a wide variety of debt, equity and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market and defaults by other parties.

                            STATEMENT OF ADDITIONAL INFORMATION

                                            FOR

                           IDS HIGH YIELD TAX-EXEMPT FUND, INC.

                                       Jan. 29, 1997


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the Annual Report which may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534.

This SAI is dated Jan. 29, 1997, and it is to be used with the prospectus dated Jan. 29, 1997, and the Annual Report for the fiscal year ended Nov. 30, 1996.

PAGE 44
                                     TABLE OF CONTENTS

Goal and Investment Policies......................See Prospectus

Additional Investment Policies................................p.  3

Security Transactions.........................................p.  7

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation........................p.  9

Performance Information.......................................p. 10

Valuing Fund Shares...........................................p. 12

Investing in the Fund.........................................p. 14

Redeeming Shares..............................................p. 18

Pay-out Plans.................................................p. 18

Capital Loss Carryover........................................p. 20

Taxes.........................................................p. 20

Agreements....................................................p. 21

Organizational Information....................................p. 25

Board Members and Officers....................................p. 25

Custodian.....................................................p. 30

Independent Auditors..........................................p. 30

Financial Statements..............................See Annual Report

Prospectus....................................................p. 31

Appendix A:  Description of Short-Term Securities.............p. 32

Appendix B:  Options and Interest Rate Futures Contracts......p. 34

Appendix C:  Dollar-Cost Averaging............................p. 40

PAGE 45
ADDITIONAL INVESTMENT POLICIES

The Fund pursues its goals by investing all of its assets in Aggressive Tax-Free Portfolio (the "Portfolio") of Tax-Free Income Trust (the "Trust"), a separate investment company, rather than by directly investing in and managing its own portfolio of securities. The Portfolio has the same investment objectives, policies and restrictions as the Fund.

Fundamental investment policies adopted by the Fund or Portfolio cannot be changed without the approval of a majority of the outstanding voting securities of the Fund or Portfolio, as defined in the Investment Company Act of 1940 (the 1940 Act). Whenever the Fund is requested to vote on a change in the investment policies of the corresponding Portfolio, the Fund will hold a meeting of Fund shareholders and will cast the Fund's vote as instructed by the shareholders.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies of the Fund and the Portfolio and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund and Portfolio will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Portfolio may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Portfolio has not borrowed in the past and has no present intention to borrow.

'Make cash loans if the total commitment amount exceeds 5% of the Portfolio's total assets.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Portfolio's total assets may be invested without regard to this 5% limitation. For purposes of this policy, the terms of a municipal security determine the issuer.

PAGE 46
'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Lend Portfolio securities in excess of 30% of its net assets. The current policy of the Portfolio's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Portfolio gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Portfolio will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Portfolio receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the investment manager believes the opportunity for additional income outweighs the risks.

Unless changed by the board, the Fund and Portfolio will not:

'Buy on margin or sell short, but it may enter into interest rate futures contracts.

'Pledge or mortgage its assets beyond 15% of total assets. If the Portfolio were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

'Invest more than 5% of its total assets in securities whose issuer or guarantor of principal and interest has been in operation for less than three years.

'Invest in voting securities, securities of investment companies or exploration or development programs, such as oil, gas or mineral leases.

PAGE 47
'Purchase securities of an issuer if the board members and officers of the Fund, the Portfolio and of AEFC hold more than a certain percentage of the issuer's outstanding securities. The holdings of all board members and officers of the Fund, the Portfolio and AEFC who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Portfolio will not purchase securities of that issuer.

'Invest more than 5% of its net assets in warrants. Under one state's law no more than 2% of the Fund's net assets may be invested in warrants not listed on the New York or American Stock
Exchange.

'Invest more than 10% of its net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options. In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the board, will consider the essential nature of the leased property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligation.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

The Portfolio may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Portfolio does not intend to commit more than 5% of its total assets to these practices. The Portfolio does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Portfolio will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Portfolio's total assets the same as owned securities.

PAGE 48
The Portfolio may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes. It may purchase short-term U.S. and Canadian government securities. It may invest in bank obligations including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and letters of credit. The issuing bank or savings and loan generally must have capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment.

The Portfolio may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent. It also may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. Repurchase agreements involve investments in debt securities where the seller (broker-dealer or bank) agrees to repurchase the securities from the Portfolio at cost plus an agreed-to interest rate within a specified time. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Portfolio's ability to liquidate the security involved could be impaired, and it might subsequently incur a loss if the value of the security declines or if the other party to a repurchase agreement defaults on its obligation.

The Portfolio may invest in commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933 (4(2) paper). In determining the liquidity of 4(2) paper, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The term "municipal obligation" as used in the prospectus includes debt obligations issued by or on behalf of states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is generally exempt from federal income tax. Municipal obligations are classified as principally as either "general obligations" or "revenue obligations". General obligation bonds are secured by the municipality's pledge of its credit and taxing power for the payment of principal and interest. Revenue obligations are generally payable only from the revenue derived from a particular facility or class of facilities, or in some cases from the proceeds of a special excise tax or other special revenue source.

PAGE 49
For a description of short-term securities, see Appendix A. For a discussion on options and interest rate futures contracts, see
Appendix B.

SECURITY TRANSACTIONS

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and most favorable execution except where otherwise authorized by the board.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager. AEFC carefully monitors compliance with its Code of Ethics.

Normally, the Portfolio's securities are traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities to the funds in the IDS MUTUAL FUND GROUP and other funds for which it acts as investment advisor.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies, information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, PAGE 50 including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management and trading functions and other services to the extent permitted under an interpretation by the Securities and Exchange Commission (SEC).

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Portfolio to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Portfolio that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has assured the Portfolio that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions shall be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP even though it is not possible to relate the benefits to any particular fund or account.

Each investment decision made for the Portfolio is made independently from any decision made for another portfolio, fund or other account advised by AEFC or any of its subsidiaries. When the Portfolio buys or sells the same security as another portfolio, fund or account, AEFC carries out the purchase or sale in a way the

PAGE 51
Portfolio agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Portfolio, the Portfolio hopes to gain an overall advantage in execution. AEFC has assured the Portfolio it will continue to seek ways to reduce brokerage costs.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.

The Portfolio paid total brokerage commissions of $150,492 for the fiscal year ended Nov. 30, 1996, none for fiscal year 1995, and $204,722 for fiscal year 1994. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Portfolio.

As of the fiscal year ended Nov. 30, 1996, the Portfolio held no securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

The portfolio turnover rate was 9% in the fiscal year ended Nov.
30, 1996, and 14% in fiscal year 1995.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN
EXPRESS FINANCIAL CORPORATION

Affiliates of American Express Company (American Express) (of which AEFC is a wholly owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Portfolio according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Portfolio will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Portfolio and (ii) the affiliate charges the Portfolio commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

AEFC may direct brokerage to compensate an affiliate. AEFC will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. AEFC owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to AEFC and in turn AEFC will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

PAGE 52
No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.

PERFORMANCE INFORMATION

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

Average annual total return

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                       P(1+T)n = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                          ERV - P
                                             P

where:    P  =  a hypothetical initial payment of $1,000
        ERV  =  ending redeemable value of a hypothetical $1,000
                payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Annualized yield

The Fund may calculate an annualized yield for a class by dividing the net investment income per share deemed earned during a 30-day period by the public offering price per share (including the maximum sales charge) on the last day of the period and annualizing the results.

PAGE 53
Yield is calculated according to the following formula:

                                Yield  = 2[(a-b + 1)6 - 1]
                                cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements)
           c = the average daily number of shares outstanding during the period that were entitled to receive dividends
           d = the maximum offering price per share on the last day of the period

The Fund's annualized yield was 5.04% for Class A, 4.56% for Class B, and 5.49% for Class Y for the 30-day period ended Nov. 29, 1996.

Distribution yield

Distribution yield is calculated according to the following formula:

                              D   divided by  POP F equals  DY
                 30               30

where:     D = sum of dividends for 30-day period
         POP = sum of public offering price for 30-day period
           F = annualizing factor
          DY = distribution yield

The Fund's distribution yield was 5.70% for Class A, 5.25% for
Class B, and 6.16% for Class Y for the 30-day period ended Nov. 29,
1996.

Tax-Equivalent Yield

Tax-equivalent yield is calculated by dividing that portion of the yield (as calculated above) which is tax-exempt by one minus a stated income tax rate and adding the result to that portion, if any, of the yield that is not tax-exempt. The following table shows the Fund's tax equivalent yield, based on federal but not state tax rates, for the 30-day period ended Nov. 29, 1996.

PAGE 54
Marginal
Income Tax          Tax-Equivalent Yield
Bracket                 Distribution              Annualized

Class A
15.0%                     6.71%                      5.93%
28.0%                     7.92%                      7.00%
33.0%                     8.51%                      7.52%

Class B
15.0%                     6.18%                      5.36%
28.0%                     7.29%                      6.33%
33.0%                     7.84%                      6.81%

Class Y
15.0%                     7.25%                      6.46%
28.0%                     8.56%                      7.63%
33.0%                     9.19%                      8.19%

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

VALUING FUND SHARES

The value of an individual share for each class is determined by using the net asset value before shareholder transactions for the day. On Dec. 2, 1996, the first business day following the end of the fiscal year, the computation looked like this:

            Net assets before                       Shares outstanding               Net asset value
            shareholder transactions                at end of previous day           of one share
Class A        $5,999,818,459          divided by    1,315,749,662          equals   $4.56
Class B           138,287,166                           30,326,133                    4.56
Class Y            20,565,814                            4,510,047                    4.56

In determining net assets before shareholder transactions, the Portfolio's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

'Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

PAGE 55
'Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

'Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

'Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

'Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

'Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

'Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

'Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Portfolio. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The Exchange, AEFC and the Fund will be closed on the following holidays: New Year's Day, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day.

PAGE 56
INVESTING IN THE FUND

Sales Charge

Shares of the Fund are sold at the public offering price determined at the close of business on the day an application is accepted.
The public offering price is the net asset value of one share plus a sales charge, if applicable. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the net asset value. For Class A, the public offering price for an investment of less than $50,000, made Dec. 2, 1996, was determined by dividing the net asset value of one share, $4.56, by 0.95 (1.00-
0.05 for a maximum 5% sales charge) for a public offering price of $4.80. The sales charge is paid to American Express Financial Advisors by the person buying the shares.

Class A - Calculation of the Sales Charge

Sales charges are determined as follows:

                                       Within each increment,
                                         sales charge as a
                                           percentage of:
                               Public                      Net
Amount of Investment       Offering Price           Amount Invested

First     $   50,000           5.0%                      5.26%
Next          50,000           4.5                       4.71
Next         400,000           3.8                       3.95
Next         500,000           2.0                       2.04
$1,000,000 or more             0.0                       0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

PAGE 57
The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                   On total investment, sales
                                    charge as a percentage of
                                    Public               Net
                                Offering Price     Amount Invested
Amount of Investment                        ranges from:

First     $ 50,000                     5.00%              5.26%
More than   50,000 to 100,000     5.00-4.50          5.26-4.71
More than  100,000 to 500,000     4.50-3.80          4.71-3.95
More than  500,000 to 999,999     3.80-2.00          3.95-2.04
$1,000,000 or more                0.00               0.00

Class A - Reducing the Sales Charge

Sales charges are based on the total amount of your investments in the Fund. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

The total amount invested includes any shares held in the Fund in the name of a member of your primary household group. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) For instance, if your spouse already has invested $20,000 and you want to invest $40,000, your total amount invested will be $60,000 and therefore you will pay the lower charge of 4.5% on $10,000 of the $40,000.

Until a spouse remarries, the sales charge is waived for spouses and unmarried children under 21 of deceased board members, officers or employees of the Fund or AEFC or its subsidiaries and deceased advisors.

The total amount invested also includes any investment you or your immediate family already have in the other publicly offered funds in the IDS MUTUAL FUND GROUP where the investment is subject to a sales charge. For example, suppose you already have an investment of $30,000 in another IDS Fund. If you invest $40,000 more in this fund, your total amount invested in the funds will be $70,000 and therefore $20,000 of your $40,000 investment will incur a 4.5% sales charge.

PAGE 58
Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing an LOI may be used to reach the $1 million total, excluding Cash Management Fund and Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you'll just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

Here's an example. You file a LOI to invest $1 million and make an investment of $100,000 at that time. You pay the normal 5% sales charge on the first $50,000 and 4.5% sales charge on the next $50,000 of this investment. Let's say you make a second investment of $900,000 (bringing the total up to $1 million) one month before the 13-month period is up. On the date that you bring your total to $1 million, AEFC makes an adjustment to your account. The adjustment is made by crediting your account with additional shares, in an amount equivalent to the sales charge previously paid.

Systematic Investment Programs

After you make your investment of $2,000 or more, you can arrange to make additional payments of $100 or more on a regular basis. These minimums do not apply to all systematic investment programs. You decide how often you want to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time. If there is no obligation, why do it? Putting money aside is an important part of financial planning. With a systematic investment program, you have a goal to work for.

How does this work? Your regular investment amount will purchase more shares when the net asset value per share decreases, and fewer shares when the net asset value per share increases. Each purchase is a separate transaction. After each purchase your new shares will be added to your account. Shares bought through these programs are exactly the same as any other fund shares. They can be bought and sold at any time. A systematic investment program is not an option or an absolute right to buy shares.

PAGE 59
The systematic investment program itself cannot ensure a profit, nor can it protect against a loss in a declining market. If you decide to discontinue the program and redeem your shares when their net asset value is less than what you paid for them, you will incur a loss.

For a discussion on dollar-cost averaging, see Appendix C.

Automatic Directed Dividends

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another fund in the IDS MUTUAL FUND GROUP but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express
Trust Company acts as custodian;

Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse);

Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors
Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read its prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

PAGE 60
REDEEMING SHARES

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

'The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

'Disposal of the Portfolio's securities is not reasonably practicable or it is not reasonably practicable for the Portfolio to determine the fair value of its net assets, or

'The SEC, under the provisions of the Investment Company Act of 1940 (the 1940 Act), as amended, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in the prospectus. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash.

PAGE 61
Applications for a systematic investment in a class of any fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write or call American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, 612-671-3733. Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you'll have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1:  Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose.
This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2:  Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in the account.

Plan #3:  Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4:  Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in your account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

PAGE 62
CAPITAL LOSS CARRYOVER

For federal income tax purposes, the Fund had capital loss carryover of $39,549,943 at Nov. 30, 1996, that will expire as follows:

                2002                      2004

            $37,326,193                $2,223,750

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired.

TAXES

If you buy shares in one of the funds and then exchange into another fund, it is considered a sale and subsequent purchase of shares. Under tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

All distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period. For the fiscal year ended Nov. 30, 1996, 100% of the income distribution was designated as exempt from federal income taxes.

Capital gain distributions received by individual and corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable.

If you are a "substantial user" (or related person) of facilities financed by industrial development bonds, you should consult your tax advisor before investing. The income from such bonds may not be tax-exempt for you.

Interest on private activity bonds generally issued after August
1986 is a preference item for purposes of the individual and corporate alternative minimum taxes. "Private-activity" (non-governmental purpose) municipal bonds include industrial revenue bonds, student-loan bonds and multi- and single-family housing bonds. An exception is made for private-activity bonds issued for qualified--501(c)(3)--organizations, including non-profit colleges, universities and hospitals. These bonds will continue to be tax- PAGE 63 exempt and will not be subject to the alternative minimum tax for individuals. To the extent a fund earns income subject to the alternative minimum tax, it will flow through to that fund's shareholders and may subject some shareholders, depending on their tax status, to the alternative minimum tax. The Fund reports the percentage of its income earned from these bonds to shareholders with their other tax information.

State law determines whether interest income on a particular municipal bond is tax-exempt for state tax purposes. It also determines the tax treatment of those bonds when earned by a mutual fund and paid to the Fund's shareholders. The Fund will tell you the percentage of interest income from municipal bonds it received during the year on a state-by-state basis. Your tax advisor should help you report this income for state tax purposes.

Under federal tax law and an election made by the Fund under federal tax rules, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income through Dec. 31 and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Nov. 30 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor for more complete information as to the application of federal, state and local income tax laws to Fund distributions.

AGREEMENTS

Investment Management Services Agreement

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC. For its services, AEFC is paid a fee based on the following schedule:

Assets              Annual rate at
(billions)          each asset level

First $1.0              0.490%
Next   1.0              0.465
Next   1.0              0.440
Next   3.0              0.415
Next   3.0              0.390
Over   9.0              0.360

On Nov. 30, 1996, the daily rate applied to the Portfolio's net assets was equal to 0.438% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

PAGE 64
The management fee is paid monthly. Under the agreement, the total amount paid was $14,890,546 for the fiscal year ended Nov. 30, 1996, $27,955,627 for fiscal year 1995, and $32,334,785 for fiscal year 1994.

Under the agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; consultants' fees; compensation of board members, Portfolio officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities of the Portfolio; and expenses properly payable by the Portfolio, approved by the board. Under the agreement, the Fund paid nonadvisory expenses of $1,295,944 for the fiscal year ended Nov. 30, 1996, $1,286,967 for fiscal year 1995, and $1,279,548 for fiscal year 1994.

In this section prior to May 13, 1996, the fees and expenses described were paid directly by the Fund. After that date, the management fees were paid by the Portfolio.

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

     Assets          Annual rate
     (billions)      each asset level

     First $1.0      0.040%
     Next   1.0      0.035
     Next   1.0      0.030
     Next   3.0      0.025
     Next   3.0      0.020
     Over   9.0      0.020

On Nov. 30, 1996, the daily rate applied to the Fund's net assets was equal to 0.029% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $1,834,276 for the fiscal year ended Nov. 30, 1996.

Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with AEFC. This agreement governs AEFC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the PAGE 65
Fund's shares. Under the agreement, AEFC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class
A and Class Y is $15.50 per year and for Class B is $16.50 per year. The fees paid to AEFC may be changed from time to time upon agreement of the parties without shareholder approval. Under the agreement, the Fund paid fees of $2,766,026 for the fiscal year ended Nov. 30, 1996.

Distribution Agreement

Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to American Express Financial Advisors daily. These charges amounted to $10,631,633 for the fiscal year ended Nov. 30, 1996. After paying commissions to personal financial advisors, and other expenses, the amount retained was $1,834,508. The amounts were $10,983,283 and $2,241,689 for fiscal year 1995, and $16,213,287 and $5,755,330 for fiscal year 1994.

Additional information about commissions and compensation for the fiscal year ended Nov. 30, 1996, is contained in the following table:

(1)           (2)             (3)             (4)           (5)
              Net             Compensation
Name of       Underwriting    on Redemption
Principal     Discounts and   and             Brokerage     Other
Underwriter   Commissions     Repurchases     Commissions   Compensation

AEFC             None            None           None        $814,994*

American
Express
Financial
Advisors      $10,631,633        None            None          None

*Distribution fees paid pursuant to the Plan and Agreement of Distribution.

Shareholder Service Agreement

The Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

PAGE 66
Plan and Agreement of Distribution

For Class B shares, to help American Express Financial Advisors defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution Agreement, the Fund and American Express Financial Advisors entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing the Fund's shares except compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, American Express Financial Advisors is paid a fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund's Class B shares or by American Express Financial Advisors. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act, as amended. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the fiscal year ended Nov. 30, 1996, under the agreement, the Fund paid fees of $814,994.

Total fees and expenses

Total combined fees and nonadvisory expenses of both the Fund and the Portfolio cannot exceed the most restrictive applicable state limitation. Currently, the most restrictive applicable state expense limitation, subject to exclusion of certain expenses, is 2.5% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million and 1.5% of average daily net assets over $100 million, on an annual basis. At the end of each month, if the fees and expenses of the Fund exceed this limitation for the Fund's fiscal year in progress, AEFC will assume all PAGE 67 expenses in excess of the limitation. AEFC then may bill the Fund for such expenses in subsequent months up to the end of that fiscal year, but not after that date. No interest charges are assessed by AEFC for expenses it assumes. The Fund paid total fees and nonadvisory expenses of $44,428,144 for the fiscal year ended Nov. 30, 1996.

ORGANIZATIONAL INFORMATION

The Fund is a diversified, open-end management investment company, as defined in the Investment Company Act of 1940. Originally incorporated on Dec. 21, 1978 in Nevada, the Fund changed its state of incorporation on June 13, 1986 by merging into a Minnesota corporation incorporated on April 7, 1986. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

BOARD MEMBERS AND OFFICERS

The following is a list of the Fund's board members who, except for Mr. Dudley, are board members of all 47 funds in the IDS MUTUAL FUND GROUP. Mr. Dudley is a board member of all IDS funds except the nine life funds. The board members and officers also serve as board members and officers of all five trusts in the Preferred Master Trust Group. All shares have cumulative voting rights with respect to the election of board members.

H. Brewster Atwater, Jr.
Born in 1931
4900 IDS Tower
Minneapolis, MN

Former chairman and chief executive officer, General Mills, Inc.
Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc.,
Lockheed-Martin, the Interpublic Group of Companies, Inc.
(advertising), and FPL Group, Inc. (holding company for Florida
Power and Light).

William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Executive vice president and director of AEFC.

PAGE 68
Robert F. Froehlke+
Born in 1922
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectural engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.
Previously, senior vice president, finance and chief financial officer of AEFC.

Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN

Former president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney and telecommunications consultant. Former partner, law firm of Sutherland, Asbill & Brennan. Director, Motorola, Inc. and C-Cor Electronics, Inc.

Melvin R. Laird
Born in 1922
Reader's Digest Association, Inc.
1730 Rhode Island Ave., N.W.
Washington, D.C.

Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Former nine-term congressman, secretary of defense and presidential counsellor. Director, Martin Marietta Corp., Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).

PAGE 69
William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN

President of all funds in the IDS MUTUAL FUND GROUP since June
1993.  Former vice chairman of the board, Cargill, Incorporated
(commodity merchants and processors).

Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of
International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of AEFC.

Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and retired chief executive officer, The
Valspar Corporation (paints).  Director, Bemis Corporation
(packaging), Donaldson Company (air cleaners & mufflers) and
General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund.
**Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

PAGE 70
The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Vice president-investments of all funds in the IDS MUTUAL FUND
GROUP.  Director and senior vice president-investments of AEFC.

Melinda S. Urion
Born in 1953
IDS Tower 10
Minneapolis, MN

Treasurer of all funds in the IDS MUTUAL FUND GROUP. Director, senior vice president and chief financial officer of AEFC.
Director and executive vice president and controller of IDS Life
Insurance Company.

Members of the board who are not officers of the Fund or of AEFC receive an annual fee of $1,300 and the Chair of the Contracts Committee receives an additional $90. Board members receive a $50 per day attendance fee for the board meetings. The attendance fee for meetings of the Contracts and Investment Review Committees is $50; for meetings of the Audit Committee and Personnel Committee $25 and for traveling from out-of-state $8. Expenses for attending meetings are reimbursed.

PAGE 71
During the fiscal year ended Nov. 30, 1996, the members of the board, for attending up to 25 meetings, received the following compensation:

                                                    Compensation Table

                                   Pension or       Estimated
                    Aggregate      Retirement       annual        Total cash
                    compensation   benefits         benefit       compensation
                    from the       accrued as       upon          from the IDS
Board member        Fund           Fund expenses*   retirement    MUTUAL FUND GROUP
Lynne V. Cheney         $5,015          $  869         $3,250         $78,300
Robert F. Froehlke       5,076           3,011          3,250          81,700
Heinz F. Hutter          5,079           1,249          1,571          81,100
Anne P. Jones            5,079             914          3,250          81,200
Donald M. Kendall        2,923               0          3,250          30,000
(part of year)
Melvin R. Laird          5,031           2,454          3,250          78,000
Lewis W. Lehr            2,919               0          3,169          29,900
(part of year)
Edson W. Spencer         5,216             526          1,733          86,800
Wheelock Whitney         5,053           1,706          3,250          80,100
C. Angus Wurtele         5,050           1,446          3,223          80,100
H. Brewster Atwater,Jr.    200               0              0           9,800
(part of year)

On Nov. 30, 1996, the Fund's board members and officers as a group owned less than 1% of the outstanding shares. During the fiscal period ended Nov. 30, 1996, no board member or officer earned more than $60,000 from this Fund. All board members and officers as a group earned $98,304, including $12,175 of retirement plan benefits, from this Fund.

*The Fund had a retirement plan for its independent board members. The plan was terminated April 30, 1996.

Compensation for the Portfolio Board Members

Members of the board who are not officers of the Portfolio or of the Advisor receive an annual fee of $600 for Tax-Free High Yield Portfolio. They also receive attendance and other fees. These fees include for each day in attendance at meetings of the board, $50; for meetings of the Contracts and Investment Review Committees, $50; meetings of the Audit Committee, $25; for traveling from out-of-state $8; and as Chair of the Contracts Committee, $90. Expenses for attending meetings are reimbursed.

PAGE 72
During the fiscal period from May 13, 1996 to Nov. 30, 1996 the members of the board, for attending up to 25 meetings, received the following compensation, in total, from all Portfolios in the Preferred Master Trust Group:

                                          Compensation Table
                                 for Tax-Free High Yield Portfolio

                                      Pension or            Estimated     Total cash
                       Aggregate      Retirement            annual        compensation from
                       compensation   benefits              benefit       the Preferred Master
                       from the       accrued as            upon          Trust Group and IDS
Board member           Fund           Portfolio expenses    retirement    MUTUAL FUND GROUP
Lynne V. Cheney          $1,956          $    0               $   0             $78,300
Robert F. Froehlke        2,015               0                   0              81,700
Heinz F. Hutter           1,968               0                   0              81,100
Anne P. Jones             1,981               0                   0              81,200
Melvin R. Laird           1,909               0                   0              78,000
Edson W. Spencer          2,010               0                   0              86,800
Wheelock Whitney          1,985               0                   0              80,100
C. Angus Wurtele          1,978               0                   0              80,100
H. Brewster Atwater, Jr.    400               0                   0               9,800
(part of year)

During the fiscal period from May 13, 1996 to Nov. 30, 1996, no board member or officer earned more than $60,000 from the Tax-Free High Yield Portfolio. All board members and officers as a group earned $22,799 from Tax-Free High Yield Portfolio.

CUSTODIAN

The Trust's securities and cash are held by First Bank National Association, 180 E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The Fund also retains the custodian pursuant to a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Portfolio pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

INDEPENDENT AUDITORS

The financial statements contained in the Annual Report to shareholders for the fiscal period ended Nov. 29, 1996, were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

PAGE 73
FINANCIAL STATEMENTS

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the 1996 Annual Report to shareholders, pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, are hereby incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference.

PROSPECTUS

The prospectus for IDS High Yield Tax-Exempt Fund dated Jan. 29,
1997, is hereby incorporated in this SAI by reference.

PAGE 74
APPENDIX A

DESCRIPTION OF SHORT-TERM SECURITIES

Short-term tax-exempt Securities

A portion of the Portfolio's assets are in cash and short-term securities for day-to-day operating purposes. The investments will usually be in short-term municipal bonds and notes. These include:

(1) Tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes on a future date.

(2) Bond anticipation notes sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future.

(3) Revenue anticipation notes issued in anticipation of revenues from sources other than taxes, such as federal revenues available under the Federal Revenue Sharing Program.

(4) Tax and revenue anticipation notes issued in anticipation of revenues from taxes and other sources of revenue, except bond placements.

(5)   Construction loan notes insured by the Federal Housing
Administration which remain outstanding until permanent financing by the Federal National Mortgage Association (FNMA) or the
Government National Mortgage Association (GNMA) at the end of the project construction period.

(6) Tax-exempt commercial paper with a stated maturity of 365 days or less issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

(7) Project notes issued by local housing authorities to finance urban renewal and public housing projects. These notes are guaranteed by the full faith and credit of the U.S. government.

(8) Variable rate demand notes, on which the yield is adjusted at periodic intervals not exceeding 31 days and on which the principal may be repaid after not more than seven days' notice, are considered short-term regardless of the stated maturity.

Short-term Taxable Securities and Repurchase Agreements

Depending on market conditions, a portion of the Portfolio's investments may be in short-term taxable securities. These include:

(1) Obligations of the U.S. government, its agencies and instrumentalities resulting principally from lending programs of the U.S. government;

PAGE 75
(2) U.S. Treasury bills with maturities up to one year. The difference between the purchase price and the maturity value or resale price is the interest income to the Portfolio;

(3) Certificates of deposit or receipts with fixed interest rates issued by banks in exchange for deposit of funds;

(4) Bankers' acceptances arising from short-term credit arrangements designed to enable business to obtain funds to finance commercial transactions;

(5) Letters of credit which are short-term notes issued in bearer form with a bank letter of credit obligating the bank to pay the bearer the amount of the note;

(6) Commercial paper rated in the two highest grades by Standard & Poor's or Moody's. Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. These ratings reflect a review of management, economic evaluation of the industry competition, liquidity, long-term debt and ten-year earning trends;

Standard & Poor's rating A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong.

Standard & Poor's rating A-2 indicates that capacity for timely payment on issues with this designation is strong.

Moody's rating Prime-1 (P-1) indicates a superior capacity for repayment of short-term promissory obligations.

Moody's rating Prime-2 (P-2) indicates a strong capacity for repayment of short-term promissory obligations.

(7) Repurchase agreements involving acquisition of securities by the Portfolio with a concurrent agreement by the seller, usually a bank or securities dealer, to reacquire the securities at cost plus interest within a specified time. From this investment, the Portfolio receives a fixed rate of return that is insulated from market rate changes while it holds the security.

PAGE 76
APPENDIX B

OPTIONS AND INTEREST RATE FUTURES CONTRACTS

The Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Portfolio may enter into interest rate futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Portfolio could be required to buy or sell securities at disadvantageous prices, thereby incurring losses.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less a commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit the Portfolio and its shareholders by improving the Portfolio's liquidity and by helping to stabilize the value of its net assets.

PAGE 77
Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, the Portfolio pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record-keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by the Portfolio for investment purposes. Options permit the Portfolio to experience the change in the value of a security with a relatively small initial cash investment. The risk the Portfolio assumes when it buys an option is the loss of the premium. To be beneficial to the Portfolio, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and subsequent sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. The Portfolio will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with the Fund's goal.

'All options written by the Portfolio will be covered. For covered call options if a decision is made to sell the security, the Portfolio will attempt to terminate the option contract through a closing purchase transaction.

'The Portfolio will write options only as permitted under federal or state laws or regulations, such as those that limit the amount of total assets subject to the options.

PAGE 78
Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since the Portfolio is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the Portfolio. The Portfolio will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis.

Options on many securities are listed on options exchanges. If the Portfolio writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange (CBOE) or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. They have been established by boards of trade which have been designated contracts markets by the Commodity Futures Trading Commission (CFTC). Futures contracts trade on these markets in a manner similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on such debt securities as long-term U.S. Treasury bonds, Treasury notes, GNMA modified pass-through mortgage-backed securities, three-month U.S. Treasury bills and bank certificates of deposit. While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the Portfolio entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Portfolio immediately is paid the difference and realizes a gain. If the offsetting purchase price exceeds the sale price, the Portfolio pays the difference and realizes a loss. Similarly, closing out a futures contract purchase is effected by the Portfolio entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Portfolio realizes a gain, and if the offsetting sale price is less than the purchase price, the Portfolio realizes a loss. At the time a futures contract is made, a good-faith deposit called initial margin is set up within a segregated account at the Portfolio's custodian bank. The initial margin deposit is approximately 1.5% of a contract's face value. PAGE 79
Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day the Portfolio would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash markets.

The purpose of a futures contract, in the case of a portfolio holding long-term debt securities, is to gain the benefit of changes in interest rates without actually buying or selling long-term debt securities. For example, if the Portfolio owned long-term bonds and interest rates were expected to increase, it might enter into futures contracts to sell securities which would have much the same effect as selling some of the long-term bonds it owned.

Futures contracts are based on types of debt securities referred to above, which have historically reacted to an increase or decline in interest rates in a fashion similar to the debt securities the Portfolio owns. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Portfolio's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. If, on the other hand, the Portfolio held cash reserves and interest rates were expected to decline, the Portfolio might enter into interest rate futures contracts for the purchase of securities. If short-term rates were higher than long-term rates, the ability to continue holding these cash reserves would have a very beneficial impact on the Portfolio's earnings. Even if short-term rates were not higher, the Portfolio would still benefit from the income earned by holding these short-term investments. At the same time, by entering into futures contracts for the purchase of securities, the Portfolio could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio's cash reserves could then be used to buy long-term bonds on the cash market. The Portfolio could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase or by buying bonds with long maturities and selling bonds with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool, given the greater liquidity in the futures market than in the cash market, it might be possible to accomplish the same result more easily and more quickly. Successful use of futures contracts depends on the investment manager's ability to predict the future direction of interest rates. If the investment manager's prediction is incorrect, the Portfolio would have been better off had it not entered into futures contracts.

PAGE 80
OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Furthermore, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of the Fund.

RISKS. There are risks in engaging in each of the management tools described above. The risk the Portfolio assumes when it buys an option is the loss of the premium paid for the option. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

The risk involved in writing options on futures contracts the Portfolio owns, or on securities held in its portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. The Portfolio could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate the Portfolio's obligation, however, might be more or less than the premium received when it originally wrote the option. Furthermore, the Portfolio might not be able to close the option because of insufficient activity in the options market.

A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the Portfolio's securities. The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

Another risk is that the Portfolio's investment manager could be incorrect in anticipating as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the Portfolio sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and interest rates declined instead, the Portfolio would lose money on the sale.

PAGE 81
TAX TREATMENT. As permitted under federal income tax laws, the Portfolio intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Portfolio being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether such option is a section 1256 contract . If the option is a non-equity option, the Portfolio will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code may also limit the Portfolio's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, the Portfolio may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The Portfolio also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Portfolio's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

PAGE 82
APPENDIX C

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares in a fund to meet long-term goals.

Dollar-cost averaging

___________________________________________________________________
Regular             Market Price            Shares
Investment          of a Share              Acquired
 $100                $6.00                    16.7
  100                 4.00                    25.0
  100                 4.00                    25.0
  100                 6.00                    16.7
  100                 5.00                    20.0
 $500               $25.00                   103.4

Average market price of a share over 5 periods:
$5.00 ($25.00 divided by 5).
The average price you paid for each share:
$4.84 ($500 divided by 103.4).

PAGE 84
PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)     FINANCIAL STATEMENTS:

        Financial statements filed electronically in Part B of this Registration Statement for IDS High Yield Tax-
        Exempt Fund:

        - Independent Auditors' Report dated January 3, 1997
        - Statement of Assets and Liabilities, Nov. 30, 1996
        - Statement of Operations, Year ended Nov. 30, 1996
        - Statement of Changes in Net Assets, for the two-year period ended Nov. 30, 1995 and Nov. 30, 1996
        - Notes to financial statements

      For Tax-Free High Yield Portfolio:

        - Independent Auditor's Report dated January 3, 1997
      - Statement of Assets and Liabilities, Nov. 30, 1996
      - Statement of Operations, period from May 13, 1996 to
            Nov. 30, 1996
      - Statement of changes in net assets, period from May 13, 1996 to Nov. 30, 1996
      - Notes to financial statements
      - Investments in securities, Nov. 30, 1996
      - Notes to investments in securities

(b)     EXHIBITS:

1.      Copy of Articles of Incorporation, filed as Exhibit 1 to
        Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 2-63552, is incorporated herein by reference.

2. Copy of By-laws, as amended Jan. 12, 1989, filed as Exhibit 2 to Registrant's Post-Effective Amendment No. 20 to
        Registration Statement No. 2-63552, is incorporated herein by reference.

3.      Not applicable.

4. Form of Stock certificate, filed as Exhibit 4 to Registrant's Registration Statement No. 2-62552, on February 9, 1979, is incorporated herein by reference.

PAGE 85
5. Copy of Investment Management Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, is filed electronically herewith. The agreement was assumed by the Portfolio when the Fund adopted the master/feeder structure.

6.      Copy of Distribution Agreement Between Registrant and
        American Express Financial Advisors Inc., dated March 20,
        1995, is filed electronically herewith.

7. All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

8(a).   Copy of Custodian Agreement between Registrant and First
        National Bank of Minneapolis, dated August 16, 1979, is filed electronically herewith.

8(b).   Copy of Addendum to the Custodian Agreement between
        Registrant, First Bank National Association and American
        Express Financial Corporation, dated May 13, 1996 is filed electronically herewith.

9(a). Copy of Plan and Agreement of Merger, filed electronically as Exhibit No. 9 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 2-63552, is incorporated herein by reference.

9(b).   Copy of Transfer Agency Agreement between Registrant and
        American Express Financial Corporation, dated March 20, 1995, filed electronically herewith.

9(c).   Copy of License Agreement between Registrant and IDS
        Financial Corporation dated January 25, 1988, filed as
        Exhibit 9(c) to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 2-63552, is incorporated herein by reference.

9(d). Copy of Shareholder Service Agreement between Registrant and American Express Financial Advisors Inc., dated March 20,
        1995, is filed electronically herewith.

9(e). Copy of Administrative Service Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, is filed electronically herewith.

PAGE 86
9(f).   Copy of Agreement and Declaration of Unitholders between
        Registrant and Strategist Tax-Free Income Fund, Inc., dated May 13, 1996, is filed electronically herewith.

10. Opinion and consent of counsel as to the legality of the securities being registered is filed with Registrant's most recent 24f-2 Notice.

11. Independent Auditors' Consent, is filed electronically herewith.

12.     None.

13.     Not Applicable.

14. Forms of Keogh, IRA and other retirement plans, filed as Exhibits 14(a) through 14(n) to IDS Growth Fund, Inc., Post-Effective Amendment No. 19 to Registration Statement No. 2-54516 are incorporated herein by reference.

15. Copy of Plan and Agreement of Distribution between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, is filed electronically herewith.

16. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22, filed electronically as Exhibit 16(b) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-63552 is incorporated herein by reference.

17.     Financial Data Schedule, is filed electronically herewith.

18. Copy of Plan pursuant to Rule 18f-3 under the 1940 Act, filed electronically as Exhibit 18 to Registrant's Post-Effective Amendment No. 32 to Registration Statement No. 2-63552 is incorporated herein by reference.

19(a). Directors' Power of Attorney dated January 8, 1997 to sign amendments to this Registration Statement is filed electronically herewith.

19(b). Officers' Power of Attorney dated November 1, 1995, to sign amendments to this Registration Statement, filed electronically herewith as Exhibit 19(b) to Registrant's
       Post-Effective Amendment No. 33, is incorporated herein by reference.

PAGE 87
19(c). Trustees Power of Attorney dated January 8, 1997, is filed electronically herewith.

19(d). Officers' Power of Attorney dated April 11, 1996 is filed electronically herewith.

Item 25.        Persons Controlled by or under Common Control with
                Registrant

                None.

Item 26.        Number of Holders of Securities

             (1)                              (2)

                                        Number of Record
            Title of                          as of
             Class                        Jan. 22, 1996

           Common Stock
           Class A                         163,973
           Class B                           6,755
           Class Y                               1

Item 27.  Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act PAGE 88 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment
Company Act of 1940.

PAGE 1
Item 29(c).  Not applicable.

Item 30.     Location of Accounts and Records

             American Express Financial Corporation
             IDS Tower 10
             Minneapolis, MN  55440

Item 31.     Management Services

             Not Applicable.

Item 32.     Undertakings

             (a)  Not Applicable.
             (b)  Not Applicable.
             (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

PAGE 90
                                        SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS High Yield Tax-Exempt Fund Inc., certifies that it meets the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and the State of Minnesota on the 27th day of January, 1997.


IDS HIGH YIELD TAX-EXEMPT FUND, INC.


By  /s/ Melinda S. Urion
    Melinda S. Urion, Treasurer

By /s/  William R. Pearce**
        William R. Pearce, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of January, 1997.

Signature                                Capacity

/s/  William R. Pearce**                  President and Principal
     William R. Pearce                   Executive Officer and
                                         Director

/s/  H. B. Atwater, Jr.                  Director
     H. Brewster Atwater, Jr.

/s/  Lynne V. Cheney*                    Director
     Lynne V. Cheney

/s/  William H. Dudley*                  Director
     William H. Dudley

/s/  Robert F. Froehlke*                 Director
     Robert F. Froehlke

/s/  David R. Hubers*                    Director
     David R. Hubers

/s/  Heinz F. Hutter*                    Director
     Heinz F. Hutter

/s/  Anne P. Jones*                      Director
     Anne P. Jones

PAGE 91
Signature                                Capacity

/s/  Melvin R. Laird*                    Director
     Melvin R. Laird

/s/  Alan K. Simpson                     Director
     Alan K. Simpson

/s/  Edson W. Spencer*                   Director
     Edson W. Spencer

/s/  John R. Thomas*                     Director
     John R. Thomas

/s/  Wheelock Whitney*                   Director
     Wheelock Whitney

/s/  C. Angus Wurtele*                   Director
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney dated January 8,
1997, filed electronically herewith by:



______________________________
Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney dated November 1, 1995, filed electronically as Exhibit 19(b) to Registrant's Post-
Effective Amendment No. 33, by:



______________________________
Leslie L. Ogg

PAGE 92
                                         SIGNATURE

Pursuant to the requirement of the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota, on the 27th day of January, 1997.

                  TAX-FREE INCOME TRUST



                  By  /s/ Melinda S. Urion
                     Melinda S. Urion, Treasurer


                  By /s/ William R. Pearce**
                     William R. Pearce, President


Pursuant to the requirements of the Investment Company Act of 1940, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of January, 1997.

Signatures                                   Capacity


/s/  William R. Pearce*                      Trustee
     William R. Pearce

/s/  H. Brewster Atwater, Jr.*               Trustee
     H. Brewster Atwater, Jr.


/s/  Lynne V. Cheney*                        Trustee
     Lynne V. Cheney


/s/  William H. Dudley*                      Trustee
     William H. Dudley


/s/  Robert F. Froehlke*                     Trustee
     Robert F. Froehlke


/s/  David R. Hubers*                        Trustee
     David R. Hubers


/s/  Heinz F. Hutter*                        Trustee
     Heinz F. Hutter


/s/  Anne P. Jones*                          Trustee
     Anne P. Jones
PAGE 93
Signatures                                   Capacity


/s/  Melvin R. Laird*                        Trustee
     Melvin R. Laird


/s/  Alan K. Simpson*                        Trustee
     Alan K. Simpson


/s/  Edson W. Spencer*                       Trustee
     Edson W. Spencer


/s/  John R. Thomas*                         Trustee
     John R. Thomas


/s/  Wheelock Whitney*                       Trustee
     Wheelock Whitney


/s/  C. Angus Wurtele*                       Trustee
     C. Angus Wurtele

* Signed pursuant to Trustees Power of Attorney dated January 8, 1997, filed electronically herewith as Exhibit 19(c), by:





Leslie L. Ogg

** Signed pursuant to Officers Power of Attorney dated April 11, 1996, filed electronically herewith as Exhibit 19(d) by:




Leslie L. Ogg

PAGE 94
CONTENTS OF THIS
POST-EFFECTIVE AMENDMENT NO. 34
TO REGISTRATION STATEMENT NO. 2-63552


This post-effective amendment comprises the following papers and documents:

The facing sheet.

Cross reference sheet.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

     Financial Statements.

Part C.

     Other information.

     Exhibits.

The signatures.